Trade Receivables and Other - Summary of Carrying Amounts of Total Trade Receivables - Net by Currency (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [line items]
Total Trade receivables - net	€ 481	€ 306
Euro [member]
Trade receivables [line items]
Total Trade receivables - net	177	124
U.S. Dollar [member]
Trade receivables [line items]
Total Trade receivables - net	284	164
Swiss Franc [member]
Trade receivables [line items]
Total Trade receivables - net	4	4
Other currencies [member]
Trade receivables [line items]
Total Trade receivables - net	€ 16	€ 14